Concentration of Risk (Details) - Jun. 30, 2026	HKD ($)	USD ($)
Hong Kong [Member]
Concentration of Risk (Details) [Line Items]
Cash deposit at financial institutions	$ 800,000	$ 102,015
Cash balance	9,706,976	1,237,819
UK [Member]
Concentration of Risk (Details) [Line Items]
Cash deposit at financial institutions	377,016	48,076
Hong Kong Deposit Protection Board [Member]
Concentration of Risk (Details) [Line Items]
Cash deposit at financial institutions	$ 9,706,976	$ 1,237,819